Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Description Of Accounting Policy For Subsidiaries Text Block [Abstract]
Schedule of wholly-owned direct subsidiaries
MDxHealth Inc.
Address	15279 Alton Parkway – Suite 100 – Irvine, CA 92618
Incorporation Date	April 14, 2003
Number of employees	236 at December 31, 2022, 176 at December 31, 2021 and 163 at December 31, 2020.

MDxHealth B.V.
Address	Transistorweg 5, 6534 AT Nijmegen, The Netherlands
Incorporation Date	October 18, 2006
Incorporated into MDxHealth on	September 18, 2015
Number of employees	12 at December 31, 2022, 11 at December 31, 2021 and 9 at December 31, 2020.